Appendix 2 Changes in the Scope of Consolidation	12 Months Ended
Dec. 31, 2018
FINANCIAL INFORMATION ON SUBSIDIARIES, SUMMARIZED
APPENDIX 2 CHANGES IN THE SCOPE OF CONSOLIDATION

APPENDIX 2 CHANGES IN THE SCOPE OF CONSOLIDATION

This appendix is part of Note 2.4.1 “Changes in the scope of consolidation”

Exclusion from the scope of consolidation for the years ended December 31, 2018 and 2017.

	For the year ended 12-31-2018				For the year ended 12-31-2017
	% ownership interest				% ownership interest
Company	Direct	Indirect	Total	Consolidation method	Direct	Indirect	Total	Consolidation method
Central Eólica Canela S.A.(1)	0.00%	0.00%	0.00%	Full Integration	0.00%	75.00%	75.00%	Full Integration
Electrogas S.A. (2)	0.00%	0.00%	0.00%	Equity method	0.00%	42.50%	42.50%	Equity method

(1)	The company was dissolved on Noviembre 30, 2017.
(2)	See Note 5.1.